Expense Example - VIPEquity-IncomePortfolio-InvestorPRO - VIPEquity-IncomePortfolio-InvestorPRO - VIP Equity-Income Portfolio - VIP Equity Income Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738